Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of related party transactions

	For Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue derived from:
Product sales revenue generated from Alibaba Group	5,954	8,607	2,779
Warehousing service revenue generated from Alibaba Group	34,614	70,566	50,553
Store operation service revenue generated from Alibaba Group	7,523	5,728	2,210
Store operation service revenue generated from Pengtai	4,951	5,232	2,079
Store operation service revenue generated from Signify	5,912	6,493	3,942
Store operation service revenue generated from Kewei	938	2,985	—
Logistic service revenues collected by Creaway Group	64,572	12,814	10,926
Logistic service revenues generated from Creaway Group	2,239	1,363	18,180
Store operation service revenue generated from Aaoxue	3,175	1,522	2,771
Store operation service revenue generated from Benwei	6,321	5,375	1,477
Store operation service revenue generated from Mansen	1,443	195	—
Warehousing service revenue generated from Signify	91	—	—
Others	1,979	1,015	192
	133,758	113,288	92,330

Service fees:
Marketing and platform service fees paid to Alibaba Group	746,858	278,938	167,356
Logistic service fees paid to Alibaba Group	47,569	38,373	7,153
Outsourcing labor cost paid to Juxi	6,406	6,493	203
Marketing and platform service fees paid to Kewei	52,806	16,337	—
Marketing and platform service fees paid to Baichen	715	723	—
Logistic service expenses advanced by Creaway Group	13,410	1,330	647
Logistic service expenses paid to Creaway Group	4,339	2,902	5,429
Logistic service expenses paid to BBD	8,224	718	—
IT service fees paid to Alibaba Group	10,718	12,755	4,860
Others	1,374	3,863	1,418

Schedule of related party balances

	As of December 31,
	2023	2024
	RMB	RMB
Amounts due from Alibaba Group (1)	48,096	—
Amounts due from Signify	1,709	1,383
Amounts due from Kewei	900	—
Amounts due from Pengtai	2,049	—
Amounts due from Creaway Group	6,631	4,610
Amounts due from Aaoxue	509	1,023
Amounts due from Benwei	3,815	2
Amounts due from Sesame	22,747	—
Others	205	3
Total amount due from related parties	86,661	7,021

Amounts due to Alibaba Group (1)	30,485	—
Amounts due to Juxi	453	—
Amounts due to Creaway Group	1,028	3,124
Others	152	2,245
Total amount due to related parties	32,118	5,369
(1)	Amounts due from Alibaba Group consisted of receivables of RMB48,096 to be collected from Alibaba Group for deposits paid to Alibaba, store operation services and warehousing services provided by the Group as of December 31, 2023. Amounts due to Alibaba Group consisted of payables of RMB30,485 for logistic, marketing and platform services, and commission fees as of December 31, 2023.